Subsequent Events	12 Months Ended
Dec. 31, 2024
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Subsequent Events

Note 34. Subsequent Events

Potential USA and Canada Tariffs

The Company continues to closely monitor geopolitical tensions across North America, including the potential application of tariffs as announced by the USA and Canada Governments subsequent to December 31, 2024. Enerflex’s operations in the USA, Canada and Mexico are largely distinct in the customers and projects they serve, and given our diversified operations and proactive risk management, the Company has been working to mitigate the impact of potential tariffs. The timing and impact of the tariffs on the Company’s financial results cannot currently be quantified.

Declaration of Dividends

Subsequent to December 31, 2024, Enerflex declared a quarterly dividend of CAD $0.0375 per share, payable on March 24, 2025, to shareholders of record on March 10, 2025. The Board will continue to evaluate dividend payments on a quarterly basis, based on the availability of cash flow, anticipated market conditions, and the general needs of the business.